Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax (benefit) provision at China Statutory rate	$ (125,000)	$ (238,000)	$ (206,000)
Benefits of loss not realized	$ 125,000	$ 238,000	$ 206,000
Benefits of NOL realized
Income tax expense (benefit), net